UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/15

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--91.2%		Rate (%)	Date	Amount ($)	[a]	Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,121,500,000		29,656,726
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	4,830,000	b	1,704,171
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/16	24,750,000	c	6,314,152
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	181,960,000		48,759,249
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	207,070,000		47,963,742
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	77,090,000		17,239,430
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,870,000,000		5,878,700
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	4,259,500,000		1,155,137
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	46,878,500,000		15,217,894
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	37,446,100,000		11,428,158
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	27,199,600,000		10,251,229
Comision Federal de Electricidad,
Sr. Unscd. Bonds	MXN	7.35	11/25/25	585,800,000		34,334,396
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	7,775,000,000	d	2,398,984
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	27,850,000,000		8,615,940
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	10,000,000,000		3,429,254
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	c	20,128,754
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	19,500,000,000	d	6,077,391
Hungarian Government,
Bonds, Ser. 20/B	HUF	3.50	6/24/20	1,150,000,000		4,280,236
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,600,000,000		6,565,686
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	1,268,790,000		5,361,659
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	128,500,000,000		8,361,645
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	517,000,000,000		36,081,818
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	152,500,000,000		10,195,705
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	241,000,000,000		17,104,809
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		11,165,253
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0511	MYR	3.58	9/28/18	9,700,000		2,283,380

Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	42,090,000		8,899,079
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0114	MYR	4.18	7/15/24	53,650,000		12,483,716
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	17,040,000		4,107,727
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	9,340,000	e	3,179,972
Mexican Government,
Bonds, Ser. M	MXN	5.00	6/15/17	260,000,000		15,794,707
Mexican Government,
Bonds, Ser. M	MXN	6.25	6/16/16	168,800,000		10,326,425
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	83,500,000		5,231,117
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	112,660,000		8,629,940
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		10,391,281
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	224,100,000	d	12,989,826
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		7,307,133
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	309,535,000	d	19,167,910
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,061,000,000		23,413,165
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	80,000,000		1,909,520
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	35,810,000		9,714,160
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	76,630,000		21,979,666
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	29,110,000		9,167,150
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	28,960,000		7,925,092
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000		11,430,108
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		13,175,071
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	515,900,000		7,593,235
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		7,974,253
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	32,900,000		2,117,510
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	271,575,000		20,030,990
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	839,970,000		73,214,656
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	324,000,000	f	9,011,536
Thai Government,
Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	559,500,000	f	13,899,087
Thai Government,
Sr. Unscd. Bonds	THB	3.85	12/12/25	25,415,000		776,616
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	d	11,395,451
Turkish Government,

Bonds	TRY	7.10	3/8/23	43,500,000		12,674,982
Turkish Government,
Bonds	TRY	8.80	9/27/23	63,340,000		20,382,060
Turkish Government,
Bonds	TRY	9.00	7/24/24	11,105,000		3,588,720
Turkish Government,
Bonds	TRY	10.40	3/20/24	81,075,000		28,456,899
Turkish Government,
Bonds	TRY	10.50	1/15/20	58,997,282		20,616,512
Total Bonds and Notes
(cost $1,174,574,043)						820,908,770

Short-Term Investments--.6%
U.S. Treasury Bills:
0.04%, 10/29/15				5,320,000	g	5,319,989
0.17%, 2/11/16				455,000	g	454,643
Total Short-Term Investments
(cost $5,774,287)						5,774,632

Other Investment--6.1%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $54,764,015)				54,764,015	[h]	54,764,015
Total Investments (cost $1,235,112,345)				97.9%		881,447,417
Cash and Receivables (Net)				2.1%		19,213,230
Net Assets				100.0%		900,660,647

a	Principal amount stated in U.S. Dollars unless otherwise noted.
ARS--Argentine Peso
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PHP--Philippine Peso
PLN--Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price
Index.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $52,029,563 or 5.8% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g	Held by a broker as collateral for open forward foreign currency exchange contracts.
h	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized depreication on investments was $354,956,273 of which $1,217,559 related to appreciated investment securities and $356,173,832 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mexico	14.1
South Africa	14.1
Brazil	13.4
Turkey	9.5
Indonesia	8.0
Russia	7.8
Short-Term/Money Market Investments	6.7
Colombia	6.5
Poland	4.5
Malaysia	4.3
Philippines	2.8
Thailand	2.6
Hungary	1.8
Romania	.9
Chile	.7
Argentina	.2
97.9

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
August 31, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
October 2015 @ BRL 3.8	15,180,000	(337,341)
Chilean Peso,
September 2015 @ CLP 650	10,400,000	(649,428)
Hungarian Forint,
September 2015 @ HUF 295	10,500,000	(22,119)
Hungarian Forint,
October 2015 @ HUF 302	10,500,000	(24,327)
Indonesian Rupiah,
September 2015 @ IDR 140	5,200,000	(63,626)
Malaysian Ringgit,
October 2015 @ MYR 3.95	10,400,000	(593,415)
South African Rand,
September 2015 @ ZAR 13	10,500,000	(339,012)
South African Rand,
October 2015 @ ZAR 13.5	10,500,000	(216,457)
South Korean Won,
September 2015 @ KRW 1,150	10,400,000	(300,266)
South Korean Won,
November 2015 @ KRW 1,230	9,600,000	(109,996)
Turkish Lira,
September 2015 @ TRY 3.05	8,030,000	(9,804)
Turkish Lira,
October 2015 @ TRY 3.03	10,500,000	(155,541)

Put Options:
Brazilian Real,
October 2015 @ BRL 3.04	10,400,000	(148)
Colombian Peso,
September 2015 @ COP 243	10,400,000	(0)
Polish Zloty,
October 2015 @ PLN 3.6	10,400,000	(29,606)

(premiums received $1,559,741)		(2,851,086)

BRL-Brazilian Real
CLP-Chilean Peso
COP-Colombian Peso
HUF-Hungarian Forint
IDR-Indonesian Rupiah
KRW-South Korean Won
MYR-Malaysian Ringgit
PLN-Polish Zloty
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring;
10/2/2015 a	14,320,000	4,064,718	3,904,124	(160,594)

Chilean Peso,
Expiring;
9/30/2015 b	9,794,300,000	14,838,724	14,096,777	(741,947)

Hungarian Forint,
Expiring:
9/30/2015 b	1,394,725,000	5,002,320	4,992,514	(9,806)
9/30/2015 c	1,905,430,000	6,834,397	6,820,618	(13,779)

Indian Rupee,
Expiring;
9/30/2015 b	1,688,345,000	26,070,800	25,245,337	(825,463)

Indonesian Rupiah,
Expiring;
9/30/2015 b	293,723,570,000	21,384,265	20,761,518	(622,747)

Malaysian Ringgit,
Expiring:
9/30/2015 b	137,655,000	35,725,779	32,699,091	(3,026,688)
9/30/2015 d	2,880,000	746,114	684,126	(61,988)

Mexican New Peso,
Expiring;
9/30/2015 e	130,690,000	7,867,559	7,804,858	(62,701)

Nigerian Naira,
Expiring;
10/13/2015 d	268,645,000	1,249,512	1,326,490	76,978

Polish Zloty,
Expiring;
9/30/2015 f	237,580,000	63,691,357	62,860,499	(830,858)

South African Rand,
Expiring;
9/30/2015 g	90,775,000	7,223,978	6,810,042	(413,936)

Thai Baht,
Expiring:
9/30/2015 d	422,980,000	12,140,746	11,782,993	(357,753)
9/30/2015 f	664,155,000	19,173,066	18,501,428	(671,638)

Sales:		Proceeds ($)

Brazilian Real,
Expiring;
10/2/2015 b	125,320,000	36,792,813	34,166,534	2,626,279

Colombian Peso,
Expiring:
9/30/2015 b	40,042,250,000	14,648,721	13,102,402	1,546,319
9/30/2015 d	25,925,000	8,848	8,483	365
9/30/2015 g	6,158,710,000	1,933,054	2,015,219	(82,165)

Indian Rupee,
Expiring;
9/30/2015 d	766,245,000	11,847,760	11,457,441	390,319

Indonesian Rupiah,
Expiring;
9/30/2015 d	35,905,225,000	2,515,252	2,537,920	(22,668)

Mexican New Peso,
Expiring:
9/2/2015 d	98,830,934	5,900,731	5,915,275	(14,544)
9/30/2015 d	8,920,000	550,464	532,706	17,758
9/30/2015 g	104,730,000	6,304,434	6,254,516	49,918

Nigerian Naira,
Expiring;
10/13/2015 b	268,645,000	1,233,020	1,326,490	(93,470)

Peruvian New Sol,
Expiring:
10/7/2015 g	6,445,000	1,933,113	1,961,688	(28,575)

10/19/2015 d	100,735,000	31,183,445	30,521,179	662,266

Philippine Peso,
Expiring;
9/30/2015 b	1,028,135,000	22,534,713	21,964,003	570,710

Romanian Leu,
Expiring;
9/30/2015 d	34,745,000	8,518,228	8,790,439	(272,211)

Russian Ruble,
Expiring:
9/30/2015 d	16,935,000	242,865	261,201	(18,336)
9/30/2015 g	1,804,315,000	29,438,428	27,829,336	1,609,092

Singapore Dollar,
Expiring;
9/30/2015 b	19,330,000	13,750,178	13,678,274	71,904

South African Rand,
Expiring:
9/30/2015 a	18,910,000	1,482,928	1,418,649	64,279
9/30/2015 d	1,174,450,000	91,927,707	88,108,553	3,819,154

South Korean Won,
Expiring;
9/30/2015 b	22,890,825,000	19,572,068	19,335,100	236,968

Turkish Lira,
Expiring;
9/30/2015 a	34,720,000	12,224,804	11,822,432	402,372

Gross Unrealized Appreciation				12,144,681
Gross Unrealized Depreciation				(8,331,867)

Counterparties:

a	Goldman Sachs International
b	Citigroup
c	Royal Bank of Scotland
d	JP Morgan Chase Bank
e	Bank of America
f	Barclays Bank
g	Morgan Stanley Capital Services

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	820,908,770	-	820,908,770
Mutual Funds	54,764,015	-	-	54,764,015
U.S. Treasury	-	5,774,632	-	5,774,632
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	12,144,681	-	12,144,681
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(8,331,867)	-	(8,331,867)
Options Written	-	(2,851,086)	-	(2,851,086)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2015 (Unaudited)

Common Stocks--99.4%	Shares		Value ($
Banks--3.3%
JPMorgan Chase & Co.	41,405		2,654,060
New York Community Bancorp	151,250		2,671,075
People's United Financial	15,760		244,280
Wells Fargo & Co.	46,800		2,495,844
			8,065,259
Capital Goods--6.5%
Caterpillar	50,550		3,864,042
General Dynamics	2,960		420,409
General Electric	230,350		5,717,287
Lockheed Martin	13,410		2,697,824
Northrop Grumman	9,050		1,481,847
Raytheon	15,870		1,627,627
			15,809,036
Commercial & Professional Services--3.9%
Cintas	10,300		875,397
Pitney Bowes	248,015		4,913,177
R.R. Donnelley & Sons	235,300	a	3,694,210
			9,482,784
Consumer Durables & Apparel--.4%
Garmin	6,500		244,465
Leggett & Platt	8,600		382,012
Mattel	20,070	a	470,240
			1,096,717
Consumer Services--2.9%
Carnival	31,050		1,528,592
Darden Restaurants	64,200		4,366,242
H&R Block	18,240		620,525
Starwood Hotels & Resorts
Worldwide	8,050	b	575,334
			7,090,693
Diversified Financials--1.0%
American Express	2,120		162,646
Ares Capital	44,350		699,400
Invesco	32,400		1,105,164
Navient	31,800		406,722
			2,373,932
Energy--6.9%
Chevron	29,560		2,394,064
ConocoPhillips	7,015		344,787
Exxon Mobil	60,610		4,560,296
HollyFrontier	32,600		1,527,636
Kinder Morgan	16,750		542,868
Noble	62,500	a	813,750
ONEOK	90,500		3,258,905
Schlumberger	4,250		328,823

Spectra Energy	74,400		2,162,808
Valero Energy	13,650		809,991
			16,743,928
Food & Staples Retailing--3.2%
CVS Health	9,870		1,010,688
Wal-Mart Stores	106,240		6,876,915
			7,887,603
Food, Beverage & Tobacco--7.1%
Altria Group	174,170		9,332,029
Coca-Cola	15,300		601,596
ConAgra Foods	9,330		388,874
Dr. Pepper Snapple Group	10,260		787,250
Philip Morris International	77,090		6,151,782
			17,261,531
Health Care Equipment & Services--.1%
Abbott Laboratories	7,880		356,885
Household & Personal Products--2.1%
Clorox	29,200		3,246,164
Procter & Gamble	27,700		1,957,559
			5,203,723
Insurance--1.0%
MetLife	37,000		1,853,700
Old Republic International	15,700		246,647
Prudential Financial	4,005		323,204
			2,423,551
Materials--3.2%
Dow Chemical	43,600		1,907,936
International Paper	13,700		591,018
LyondellBasell Industries, Cl. A	61,600		5,259,408
			7,758,362
Media--1.2%
Cablevision Systems (NY Group),
Cl. A	69,400		1,746,798
Regal Entertainment Group, Cl. A	34,400	a	654,288
TEGNA	15,600		371,124
Viacom, Cl. B	3,540		144,326
			2,916,536
Pharmaceuticals, Biotech & Life Sciences--14.8%
AbbVie	91,730		5,724,869
Bristol-Myers Squibb	27,560		1,638,993
Eli Lilly & Co.	19,470		1,603,355
Johnson & Johnson	109,550		10,295,509
Merck & Co.	150,310		8,094,194
Pfizer	274,757		8,852,671
			36,209,591
Real Estate--8.3%
Annaly Capital Management	521,710	b	5,248,403
Chimera Investment	55,320	b	775,033
Corrections Corporation of America	36,250	b	1,065,025
Equity Commonwealth	18,260	b,c	469,099
HCP	24,450	b	906,117
Hospitality Properties Trust	25,640	b	659,461

Host Hotels & Resorts	248,700	b	4,409,451
Kimco Realty	28,300	b	652,315
MFA Financial	683,300	b	4,858,263
Starwood Property Trust	55,100	b	1,172,528
			20,215,695
Retailing--5.0%
Best Buy	89,300		3,280,882
Foot Locker	16,900		1,196,351
Genuine Parts	3,270		273,012
Home Depot	20,590		2,397,911
Target	65,100		5,058,921
			12,207,077
Semiconductors & Semiconductor Equipment--3.5%
Intel	247,995		7,077,777
Maxim Integrated Products	9,755		328,451
Texas Instruments	21,800		1,042,912
			8,449,140
Software & Services--6.0%
CA	149,950		4,092,136
International Business Machines	1,190		175,989
Leidos Holdings	18,050		759,544
Microsoft	100,885		4,390,515
Oracle	15,390		570,815
Paychex	30,100		1,344,266
Western Union	183,500	a	3,383,740
			14,717,005
Technology Hardware & Equipment--6.5%
Apple	79,920		9,011,779
Cisco Systems	40,100		1,037,788
Hewlett-Packard	26,950		756,217
Seagate Technology	97,850	a	5,029,490
			15,835,274
Telecommunication Services--4.7%
AT&T	173,860		5,772,152
CenturyLink	29,900		808,496
Verizon Communications	106,870		4,917,089
			11,497,737
Transportation--1.2%
Union Pacific	2,300		197,202
United Parcel Service, Cl. B	29,020		2,833,803
			3,031,005
Utilities--6.6%
Ameren	9,860		397,259
American Electric Power	32,160		1,745,966
CMS Energy	8,150		267,157
Consolidated Edison	9,140		574,997
Duke Energy	2,400		170,184
Entergy	64,500		4,213,785
FirstEnergy	148,100		4,733,276
PG&E	76,900		3,812,702
Public Service Enterprise Group	7,460		300,265
			16,215,591

Total Common Stocks
(cost $224,215,452)		242,848,655

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $418,419)	418,419 [d]	418,419
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,107,434)	3,107,434 [d]	3,107,434
Total Investments (cost $227,741,305)	100.9%	246,374,508
Liabilities, Less Cash and Receivables	(.9%)	(2,236,389)
Net Assets	100.0%	244,138,119

a Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was $5,505,848 and the value of the collateral held by the fund was $5,634,088, consisting of cash collateral of $3,107,434 and U.S.
Government and Agency securities valued at $2,526,654.
b Investment in real estate investment trust.
c Non-income producing security.
d Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $18,633,203 of which $30,942,821 related to appreciated investment securities and $12,309,618 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	14.8
Real Estate	8.3
Food, Beverage & Tobacco	7.1
Energy	6.9
Utilities	6.6
Capital Goods	6.5
Technology Hardware & Equipment	6.5
Software & Services	6.0
Retailing	5.0
Telecommunication Services	4.7
Commercial & Professional Services	3.9
Semiconductors & Semiconductor Equipment	3.5
Banks	3.3
Food & Staples Retailing	3.2
Materials	3.2
Consumer Services	2.9
Household & Personal Products	2.1
Money Market Investments	1.5
Media	1.2
Transportation	1.2
Diversified Financials	1.0
Insurance	1.0

Consumer Durables & Apparel	.4
Health Care Equipment & Services	.1
100.9
Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	242,034,905	-	-	242,034,905
Equity Securities - Foreign Common Stocks+	813,750	-	-	813,750
Mutual Funds	3,525,853	-	-	3,525,853
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)